Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Principal Payments [Abstract]
2018	$ 228,084
2019	256,775
2020	257,857
2021	357,573
2022	201,838
2023 and thereafter	460,955
Total	$ 1,763,082	$ 1,766,043